Note 46 - Profit or loss from non-current assets and disposal groups classified as held for sale not qualifying as discontinued operations	6 Months Ended
Jun. 30, 2020
Profit or loss from non-current assets and disposal groups classified as held for sale not qualifying as discontinued operations
Profit (loss) from non-current assets and disposal groups classified as held for sale not qualifying as discontinued operations

46. Gains (losses) from non-current assets and disposal groups classified as held for sale not qualifying as discontinued operations

The breakdown of the balance under this heading in the accompanying consolidated income statements is as follows:

Gains (losses) from non-current assets and disposal groups classified as held for sale not qualifying as discontinued operations (Millions of Euros)
	June 2020	June 2019
Gains on sale of real estate	44	26
Impairment of non-current assets held for sale	(53)	(15)
Total	(9)	11